Tax, Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2024
Income tax expense [Abstract]
Current income tax benefit/(expense)	$ (2,710)	$ 795		$ (660)
Deferred income tax benefit/(expense)	676	1,141		(1,684)
Total income tax benefit/(expense)	$ (2,034)	$ 1,936	[1]	$ (2,344)	[1]

[1]	Refer to Note 2 (a) for details on translation of prior period comparatives to United States dollars to conform with changes in presentation currency.